Share-based payments, 2021 Executive Director Liquidity and Price Target Options (Details)			12 Months Ended
	Jan. 20, 2021 shares $ / shares	Jan. 20, 2021 shares $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares
Share-based payments [Abstract]
Number of share options granted (in shares)			5,126,484	2,693,944
Exercise price (in dollars per share) | $ / shares			$ 71.19	$ 3.91
2021 Executive Director Liquidity and Price Target Options [Member]
Share-based payments [Abstract]
Number of share options granted (in shares)			2,000,000
Exercise price (in dollars per share) | $ / shares			$ 3.86
Expiration date of share based payment arrangement grants			Dec. 20, 2025
Number of share options vested (in shares)			2,000,000
Options exercised (in shares)			0
2021 Executive Director Liquidity and Price Target Options [Member] | Entities Controlled by Daniel Roberts [Member]
Share-based payments [Abstract]
Number of share options granted (in shares)	1,000,000	1,000,000
Exercise price (in dollars per share) | (per share)	$ 3.8647	$ 5.0005
2021 Executive Director Liquidity and Price Target Options [Member] | Entities Controlled by William Roberts [Member]
Share-based payments [Abstract]
Number of share options granted (in shares)	1,000,000	1,000,000
Exercise price (in dollars per share) | (per share)	$ 3.8647	$ 5.0005
2021 Executive Director Liquidity and Price Target Options [Member] | Tranche One [Member]
Share-based payments [Abstract]
Number of trading days			20 days
Number of share options vested (in shares)	300,000	300,000
2021 Executive Director Liquidity and Price Target Options [Member] | Tranche One [Member] | Minimum [Member]
Share-based payments [Abstract]
Volume weighted average market price (in dollars per share) | (per share)	$ 5.41	$ 7.00
2021 Executive Director Liquidity and Price Target Options [Member] | Tranche Two [Member]
Share-based payments [Abstract]
Number of trading days			20 days
Number of share options vested (in shares)	300,000	300,000
2021 Executive Director Liquidity and Price Target Options [Member] | Tranche Two [Member] | Minimum [Member]
Share-based payments [Abstract]
Volume weighted average market price (in dollars per share) | (per share)	$ 6.96	$ 9.00
2021 Executive Director Liquidity and Price Target Options [Member] | Tranche Three [Member]
Share-based payments [Abstract]
Number of trading days			20 days
Number of share options vested (in shares)	400,000	400,000
2021 Executive Director Liquidity and Price Target Options [Member] | Tranche Three [Member] | Minimum [Member]
Share-based payments [Abstract]
Volume weighted average market price (in dollars per share) | (per share)	$ 8.50	$ 11.00